Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	$ 976,367	$ 702,184	$ 702,184
Short-term loans from related parties [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	14,047	13,780
Short-term loans from third-party individuals [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	$ 962,320	$ 688,404